Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of geographical areas [line items]
Sales	$ 189,466	$ 212,400	$ 414,515	$ 411,652
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%	100.00%	100.00%
Mineral stream interest	$ 5,861,139	$ 5,785,795	$ 5,861,139	$ 5,785,795
Percentage of mineral stream interests located in geographic area	100.00%	100.00%	100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 20,390	$ 15,448	$ 36,642	$ 33,917
Percentage of revenue derived from mineral stream interests located in geographic area	11.00%	7.00%	9.00%	8.00%
Mineral stream interest	$ 633,946	$ 828,190	$ 633,946	$ 828,190
Percentage of mineral stream interests located in geographic area	11.00%	14.00%	11.00%	14.00%
United States [member]
Disclosure of geographical areas [line items]
Sales	$ 11,648		$ 22,858
Percentage of revenue derived from mineral stream interests located in geographic area	6.00%	0.00%	5.00%	0.00%
Mineral stream interest	$ 488,561	$ 433	$ 488,561	$ 433
Percentage of mineral stream interests located in geographic area	8.00%	0.00%	8.00%	0.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 27,573	$ 48,285	$ 61,595	$ 92,693
Percentage of revenue derived from mineral stream interests located in geographic area	15.00%	23.00%	15.00%	23.00%
Mineral stream interest	$ 585,148	$ 614,616	$ 585,148	$ 614,616
Percentage of mineral stream interests located in geographic area	10.00%	10.00%	10.00%	10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 3,637	$ 2,763	$ 4,905	$ 5,248
Percentage of revenue derived from mineral stream interests located in geographic area	2.00%	1.00%	1.00%	1.00%
Mineral stream interest	$ 4,356	$ 7,108	$ 4,356	$ 7,108
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 6,127	$ 2,916	$ 16,347	$ 5,718
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	1.00%	4.00%	1.00%
Mineral stream interest	$ 21,848	$ 23,141	$ 21,848	$ 23,141
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 5,080	$ 4,882	$ 8,642	$ 11,316
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	2.00%	2.00%	3.00%
Mineral stream interest	$ 36,495	$ 38,623	$ 36,495	$ 38,623
Percentage of mineral stream interests located in geographic area	1.00%	1.00%	1.00%	1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 1,723		$ 4,419
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	2.00%	0.00%	1.00%
Mineral stream interest	$ 264,401	$ 264,411	$ 264,401	$ 264,411
Percentage of mineral stream interests located in geographic area	5.00%	5.00%	5.00%	5.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 76,329	$ 92,327	$ 186,400	$ 165,162
Percentage of revenue derived from mineral stream interests located in geographic area	40.00%	43.00%	45.00%	40.00%
Mineral stream interest	$ 2,651,699	$ 2,760,314	$ 2,651,699	$ 2,760,314
Percentage of mineral stream interests located in geographic area	45.00%	48.00%	45.00%	48.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 38,682	$ 44,056	$ 77,126	$ 93,179
Percentage of revenue derived from mineral stream interests located in geographic area	20.00%	21.00%	19.00%	23.00%
Mineral stream interest	$ 1,174,685	$ 1,248,959	$ 1,174,685	$ 1,248,959
Percentage of mineral stream interests located in geographic area	20.00%	22.00%	20.00%	22.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	$ 118,870	$ 113,753	$ 269,270	$ 206,839
Mineral stream interest	3,573,916	3,497,813	3,573,916	3,497,813	$ 3,656,056
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	373,575	399,317	373,575	399,317
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	233,232		233,232
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	201,446	218,158	201,446	218,158
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,651,699	2,760,314	2,651,699	2,760,314
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	113,964	120,024	113,964	120,024
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	63,313	98,647	130,474	204,813
Mineral stream interest	1,804,941	1,894,655	1,804,941	1,894,655	$ 1,847,668
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	32,861	35,546	32,861	35,546
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	557	433	557	433
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	383,702	396,458	383,702	396,458
Silver interests [member] | Greece [member]
Disclosure of geographical areas [line items]
Mineral stream interest	4,356	7,108	4,356	7,108
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	21,848	23,141	21,848	23,141
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	36,495	38,623	36,495	38,623
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	264,401	264,411	264,401	264,411
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	1,060,721	1,128,935	1,060,721	1,128,935
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest	254,772		254,772
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	254,772		254,772
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	227,510	393,327	227,510	393,327
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 227,510	$ 393,327	$ 227,510	$ 393,327